-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: August 31, 2010

                                                       Estimated average burden
                                                       hours per response: 18.9
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744           Seattle, Washington              98101
--------------------------------------------------------------------------------
       (Address of principal executive offices)                      (Zip code)

                              Richard S. McCormick

McCormick Capital Management    1325 4th Avenue, Suite 1744    Seattle, WA 98101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                     ---------------------------

Date of fiscal year end:        September 30, 2008
                          ------------------------------------

Date of reporting period:       March 31, 2008
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

THE
ELITE
GROUP OF MUTUAL FUNDS __________________________________________________________


                                 THE ELITE GROUP

                               SEMI ANNUAL REPORT
                              FINANCIAL STATEMENTS

                                   (UNAUDITED)

                                 MARCH 31, 2008

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                                 March 31, 2008
                                  (Unaudited)
================================================================================

  Shares                                                           Market Value
----------                                                         ------------
               Common Stock 99.9%

               Business Services 7.3%
               ----------------------
    40,000     AAR Corp*(b)                                        $  1,090,800
     7,000     Akamai Technologies*                                     197,120
     5,000     Google Inc.CL-A*(b)                                    2,202,350
    20,000     Ultra Russell Mid CapValue PS                            870,800
                                                                   ------------
                   Total Business Services                            4,361,070
                                                                   ------------

               Capital/Industrial Goods & Services 23.0%
               -----------------------------------------
    40,000     Cummins Inc.                                           1,872,800
    40,000     General Electric Co.                                   1,480,400
    45,000     Goodrich Corp.                                         2,587,950
    15,000     Siemens AG Spons                                       1,634,100
    50,000     Suntech Power Holdings Co. Ltd*(a)                     2,028,000
    30,000     United Technologies Corp.                              2,064,600
    60,000     Wesco International Inc.*                              2,189,400
                                                                   ------------
                   Total Capital/Industrial Goods & Services         13,857,250
                                                                   ------------

               Consumer Goods & Services 19.7%
               -------------------------------
    50,000     Alaska Air Group Inc.*(a)                                981,000
    40,000     America Movil                                          2,547,600
    35,000     ITT Education Svcs*(a)                                 1,607,550
    60,000     Phillips Van Heusen Corp.(a)                           2,275,200
    27,000     VF Corporation(a)                                      2,092,770
    27,000     Whirlpool Corp.(b)                                     2,343,060
                                                                   ------------
                   Total Consumer Goods                              11,847,180
                                                                   ------------

               Energy 7.2%
               -----------
    20,000     Atwood Oceanics Inc.*(a)                               1,834,400
    50,000     Noble Corp                                             2,483,500
                                                                   ------------
                   Total Energy                                       4,317,900
                                                                   ------------

               Financial Intermediaries 23.9%
               ------------------------------
    68,000     Cash America International Inc.                        2,475,200
    12,000     Central Europe/Russia Fund                               569,160
    10,000     Goldman Sachs Group Inc.                               1,653,900
    50,000     Lincoln National Corp                                  2,600,000
    50,000     Loews Corp                                             2,011,000
    20,000     NYSE Euronext Inc.                                     1,234,200
    55,000     Wachovia Corp.(b)                                      1,485,000
    80,000     XL Capital Ltd CI A                                    2,364,000
                                                                   ------------
                   Total Financial Intermediaries                    14,392,460
                                                                   ------------

               Health Care Goods & Services 13.7%
               ----------------------------------
 1,320,000     Antigenics Inc.*(b)                                    3,115,200
    80,000     Bristol Myers Squibb Co                                1,704,000
    10,000     Cardinal Health Inc.                                     525,100
    80,000     Nastech Pharmaceutical Inc.*(b)                          188,000
    60,000     Obagi Medical Products Inc.*                             520,800
    45,000     UnitedHealth Group Inc.                                1,546,200
    15,000     Wellpoint Inc.*                                          661,950
                                                                   ------------
                   Total Health Care Goods & Svcs                     8,261,250
                                                                   ------------

               Utility 5.1%
               ------------
    80,000     AT&T Inc.                                              3,064,000
                                                                   ------------

  Shares                                                           Market Value
----------                                                         ------------

                   Total Value of Common Stock
                   (Cost $58,785,611)                              $ 60,101,110
                                                                   ------------

               Short Term Investments 19.9%
               ----------------------------
 1,422,725     PNC Bank Money Market                                  1,422,725
10,538,737     Institutional Money Market Trust(c)                   10,538,737
                                                                   ------------
               Total Value Of Short-Term Investments                 11,961,462
                                                                   ------------
               (Cost $11,961,462)

                   Total Investments in Securities
                   (Cost $70,747,073)                   119.8%       72,062,572
                                                      -------------------------

               Call Options Written                      -1.3%         (781,600)
                                                      -------------------------

               Liabilities in excess of
               Other assets                             -18.5%      (11,144,997)
                                                      -------------------------

               Net Assets                               100.0%      $60,135,975
                                                      =========================

               At March 31, 2008, unrealized appreciation of securities for Federal Income Tax purposes based on cost of $69,980,192 (net of premiums on options written) is as follows:

               Unrealized appreciation                          $ 7,127,299
               Unrealized depreciation                           (5,826,519)
                                                                -----------
               Net unrealized appreciation                      $ 1,300,780
                                                                ===========

               * Non-income producing

               (a) All or a portion of the security is pledged as collateral for options written

               (b) All or a portion of this security was on loan at March 31, 2008. The value of securities on loan was $9,872,013.

               (c) This security was purchased with cash collateral received for securities on loan March 31, 2008.

                        Schedule of Call Options Written
                         The Elite Growth & Income Fund
    Contracts                     March 31, 2008
================================================================================
       200     Atwood Oceanics Inc. 6/20/08 $95                    $   (130,000)
       270     VF Corp 8/15/08 $80                                     (156,600)
       500     Phillips Van Heusen 9/19/08 $45                         (132,500)
       500     Suntech Power Holdings 9/19/08 $50                      (242,500)
       500     Alaska Air Group 10/17/08 $22.5                         (120,000)
                                                                   ------------
                   Total Call Options Written                      $   (781,600)
                                                                   ============
               (Premiums ($766,881))


================================================================================
                                                                               1

                            PORTFOLIO OF INVESTMENTS
                              The Elite Income Fund
                                 March 31, 2008
                                  (Unaudited)
================================================================================

               Bonds 91.5 %

  Par Value    U.S. Government/Agencies Notes and Bonds 22.5%      Maturity     Coupon       Market Value
-------------- ----------------------------------------------     ----------  ---------   ------------
    $ 500,000  Freddie Mac                                         01/25/10     4.375%    $    518,530
      600,000  US Treasury Note                                    02/15/10     3.500%         620,953
      500,000  Fed Fam Credit Bank                                 12/06/10     3.750%         514,735
      100,000  Federal Home Loan Bank                              10/20/11     5.250%         100,035
      181,000  Tenn Valley Authority                               05/23/12     6.790%         205,107
      500,000  Tenn Valley Authority                               08/01/13     4.750%         532,167
      500,000  U.S. Treasury Note                                  08/15/13     4.250%         544,297
      500,000  U.S. Treasury Note                                  05/15/16     7.250%         642,656
      100,000  U.S. Treasury Note                                  02/15/21     7.875%         138,672
                                                                                          ------------
                   Total U.S. Government/Agencies Notes and Bonds                            3,817,152
                                                                                          ------------

               Securitized /Asset Backed Bonds 14.5%
               -------------------------------------
       39,652  Daimler Chrysler Rec Auto Trust (2004-C A4)         12/08/09     3.280%          39,671
      728,000  City Bank Credit Card Insur Trust 2003-A6           05/17/10     2.900%         728,037
       84,886  Fannie Mae (545171)                                 08/01/14     5.500%          87,100
       46,712  GNMA (552372)                                       02/15/17     6.000%          48,228
       45,876  GNMA (577742)                                       09/15/17     5.500%          47,000
      131,000  Freddie Mac (2962 YE)                               09/15/18     4.500%         131,261
      167,447  GNMA (605079)                                       03/15/19     4.000%         164,598
      200,000  Freddie Mac (2792 PY)                               11/15/24     4.000%         199,667
      107,965  Freddie Mac (FHR 1963 Z)                            01/15/27     7.500%         111,397
      300,000  Freddie Mac (FHR 2656 BD)                           04/15/28     5.000%         306,166
      132,939  Freddie Mac (FHR 2744 PC)                           01/15/31     5.500%         133,768
      150,320  Fannie Mae (633012)                                 02/01/32     7.000%         159,907
      176,100  Fannie Mae (2002-93 A1)                             03/25/32     6.500%         180,824
      126,184  GNMA (G2SF POOL 3556)                               05/20/34     5.500%         128,665
                                                                                          ------------
                   Total Securitized /Asset Backed Bonds                                     2,466,289
                                                                                          ------------

               Corporate Bonds Industrial - Basic 1.2%
               ---------------------------------------
      200,000  International Paper Co.                             01/15/09     4.250%         199,929
                                                                                          ------------

               Corporate Bonds Industrial - Communications 7.3%
               ------------------------------------------------
      149,000  GTE Corp.                                           04/15/08     6.460%         149,115
      500,000  Comcast Cable Communication Inc.                    11/15/08     6.200%         505,978
      400,000  Rogers Wireless Inc.                                12/15/12     7.250%         428,294
      150,000  GTE Corp.                                           04/15/18     6.840%         160,793
                                                                                          ------------
                   Total Corporate Bonds Industrial - Communications                         1,244,180
                                                                                          ------------

               Corporate Bonds Industrial - Consumer Cyclical 1.6%
               ---------------------------------------------------
      285,000  Ford Motor Credit                                   01/12/09     5.800%         271,516
                                                                                          ------------

               Corporate Bonds Industrial - Consumer Non-cyclical 4.4%
               -------------------------------------------------------
      400,000  Reynolds American Inc. float                        06/15/11     6.060%(a)      380,000
      200,000  RJ Reynolds Tabacco HLDG                            06/01/12     7.250%         211,561
      150,000  Reynolds American Inc.                              06/01/12     7.250%         158,671
                                                                                          ------------
                   Total Corporate Bonds Industrial - Consumer Non-cyclical                    750,232
                                                                                          ------------

               Corporate Bonds Industrial - Energy 1.3%
               ----------------------------------------
      200,000  Shell International Finance                         06/27/11     5.625%         214,609
                                                                                          ------------

               Corporate Bonds Industrial - Transportation 2.1%
               ------------------------------------------------
      400,000  BNSF Funding Trust                                  12/15/55     6.613%(b)      363,345
                                                                                          ------------

               Corporate Bonds Utilities - Electric 18.5%
               ------------------------------------------
      400,000  Avista Corp                                         06/01/08     9.750%         404,384
      100,000  Entergy Louisiana LLC                               11/01/10     5.830%          99,990
      150,000  Nevada Power Co.                                    06/01/11     8.250%         161,947
      250,000  Hawaiian Electric Inds.                             08/15/11     6.141%         272,311
      350,000  Sierra Pacific Power Co.                            04/15/12     6.250%         357,244
      120,000  AEP Texas Central                                   07/01/15     5.090%         122,665
      350,000  CMS Energy Corp.                                    07/17/17     6.550%         338,633
      100,000  Nevada Power Co.                                    05/15/18     6.500%         101,995
      100,000  Centerpoint Energy                                  07/01/23     5.600%          91,518
      100,000  Northern St. Power - MN                             07/01/25     7.125%         112,168
      400,000  Swepco Capital Trust                                10/01/43     5.250%(b)      403,997
      750,000  Puget Sound Energy                                  06/01/67     6.974%(b)      675,915
                                                                                          ------------
                   Total Corporate Bonds Utilities - Electric                                3,142,767
                                                                                          ------------


================================================================================

                            PORTFOLIO OF INVESTMENTS
                              The Elite Income Fund
                                 March 31, 2008
                                  (Unaudited)
================================================================================

  Par Value    Corporate Bonds Utilities - Natural Gas 4.3%        Maturity     Coupon    Market Value
-------------- ----------------------------------------------     ----------  ---------   ------------
    $ 300,000  TGT Pipeline LLC                                    06/01/18     5.200%    $    286,744
      460,000  Enterprise Products                                 08/01/66     8.375%(b)      447,746
                                                                                          ------------
                   Total Corporate Bonds Utilities - Natural Gas                               734,490
                                                                                          ------------

               Corporate Bonds Finance - Banking 4.7%
               --------------------------------------
      340,000  Marshall & Ilsley float                             12/04/12     3.328%(a)      317,446
      250,000  Wachovia Corp                                       08/01/13     5.700%         250,014
      300,000  Bank of America Corp                                12/18/28     5.966%(a)      227,852
                                                                                          ------------
                   Total Corporate Bonds Finance - Banking                                     795,312
                                                                                          ------------

               Corporate Bonds Finance - Misc. Finance 2.7%
               --------------------------------------------
      105,000  Residential Capital Corp.                           11/21/08     5.875%(a)       71,400
      100,000  CountryWide Home Loan                               09/15/09     4.125%          90,097
      300,000  American Express Bank                               10/17/12     5.550%         302,717
                                                                                          ------------
                   Total Corporate Bonds Finance - Misc. Finance                               464,214
                                                                                          ------------

               Corporate Bonds Finance - Insurance 3.2%
               ----------------------------------------
      100,000  C.N.A. Financial Corp.                              08/15/12     8.375%         109,721
      475,000  Chubb Corp                                          03/21/49     6.375%(b)      442,453
                                                                                          ------------
                   Total Corporate Bonds Finance - Insurance                                   552,174
                                                                                          ------------

               Corporate Bonds Finance - REIT's 3.2%
               -------------------------------------
      500,000  Trustreet Properties Inc.                           04/01/15     7.500%         544,411
                                                                                          ------------

               Total Value of Bonds
               (Cost $15,605,386)                                                           15,560,620
                                                                                          ------------

   Shares      Preferred / Common Stock 6.2%
   ------      -----------------------------
     5,000     AT&T                                                     191,500
    12,000     Bristol Myers Squibb Co.                                 255,600
    10,000     Pfizer Inc.                                              209,300
     5,000     XL Capital Ltd CI A                                      147,750
    10,000     Freddie Mac Pfd                                          244,000
                                                                   ------------
                   Total Preferred / Common Stock
                   (cost $1,077,448)                                  1,048,150
                                                                   ------------

               Short Term Investments 1.1%
               ---------------------------
   194,381     PNC Bank Money Market                                    194,381
                                                                   ------------
                   Total Short Term Investments (Cost $194,381)

               Total Investments (Cost $16,877,215)      98.8%       16,803,151
               Other Assets Less Liabilities              1.2%          202,965
                                                      -------------------------
               NET ASSETS                               100.0%     $ 17,006,116
                                                      =========================

At March 31, 2008, unrealized depreciation of securities for Federal Income Tax purposes based on tax cost of $16,877,215 is:

               Gross unrealized appreciation                  $  299,339
               Gross unrealized depreciation                    (373,403)
                                                              ----------
               Net unrealized depreciation                    $  (74,064)
                                                              ==========

(a) Variable rate security; Interst rate shown is the rate in effect as of March 31,2008.

(b) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at March 31, 2008. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.


================================================================================

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2008 (UNAUDITED)
================================================================================

                                                                        THE ELITE
                                                                         GROWTH &         THE ELITE
                                                                        INCOME FUND      INCOME FUND
                                                                        ------------     ------------
ASSETS
Investments in securities at value
   (Cost $70,747,073 and $16,877,215, respectively)
   (NOTES 2A AND 3)                                                     $ 72,062,572     $ 16,803,151
Receivables
   From Securities Sold                                                      124,430          124,202
   Miscellaneous                                                                 112               --
   Interest                                                                    3,563          239,437
   Dividends                                                                  14,950            4,391
   Other assets                                                                1,937            1,698
                                                                        ------------     ------------
     Total Assets                                                         72,207,564       17,172,879
                                                                        ------------     ------------
LIABILITIES
Payables:
   Payable upon return of securities on loan                              10,538,737               --
   Call options written, at value
     (Proceeds $766,881 and $0, respectively)                                781,600               --
   Investment management fees                                                 50,204            8,734
   Securities Purchased                                                      701,048          150,416
   Distributions                                                                  --            7,613
                                                                        ------------     ------------
     Total Liabilities                                                    12,071,589          166,763
                                                                        ------------     ------------
NET ASSETS
The Elite Growth & Income Fund -
   Applicable to 3,660,966 shares outstanding
     no par value, unlimited number of shares of beneficial interest    $ 60,135,975
                                                                        ============
The Elite Income Fund -
   Applicable to 1,753,553 shares outstanding
     no par value, unlimited number of shares of beneficial interest                     $ 17,006,116
                                                                                         ============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                    $      16.43     $       9.70
                                                                        ============     ============

At March 31, 2008, the components of net assets were as follows:
   Paid-in capital                                                      $ 58,498,379     $ 17,637,133
   Undistributed (distributions in excess of) net investment income          (12,796)           1,961
   Accumulated net realized gain (loss) on investments                       349,612         (558,914)
   Net unrealized appreciation/depreciation of investments                 1,315,499          (74,064)
   Net unrealized depreciation of options written                            (14,719)              --
                                                                        ------------     ------------
   Net Assets                                                           $ 60,135,975     $ 17,006,116
                                                                        ============     ============


================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             4

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
================================================================================

                                                                               THE ELITE
                                                                                 GROWTH &        THE ELITE
                                                                               INCOME FUND      INCOME FUND
                                                                               ------------     ------------
INVESTMENT INCOME
   Income:
     Interest                                                                  $     26,726     $    459,857
     Dividends (Net of foreign tax withheld of $5,448 and $0, respectively)         529,545           31,440
     Securities Lending                                                             101,408            2,060
                                                                               ------------     ------------
       Total Income                                                                 657,679          493,357
                                                                               ------------     ------------
   Expenses:
     Investment management fee                                                      318,405           57,363
     Transfer agent fees                                                             21,782           17,087
     Custodian fees                                                                   8,738            5,482
     Audit fees                                                                      18,969            5,320
     Trustee fees and expenses                                                        6,898            2,321
     Recordkeeping services                                                          44,997           17,378
     Shareholder reports                                                              1,964            1,053
     Registration fees and other                                                      5,051            2,191
     CCO expense                                                                     10,500            2,624
     Legal fees                                                                      18,080              335
     Insurance                                                                        1,829              514
                                                                               ------------     ------------
       Total Expenses                                                               457,213          111,668

   Fees paid by manager (NOTE 4)                                                         --           (9,255)
         Net Expenses                                                               457,213          102,413
                                                                               ------------     ------------
       Net Investment Income                                                        200,466          390,944
                                                                               ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND OPTIONS CONTRACTS
   Net realized gain (loss):
     Investment securities                                                           62,190            1,261
     Expired and closed covered call options written (NOTE 3)                       307,461               --
                                                                               ------------     ------------
     Net realized gain on investment securities and option contracts                369,651            1,261
                                                                               ------------     ------------
     Net increase (decrease) in unrealized appreciation/depreciation:
       Investment securities                                                     (8,803,283)           3,675
       Option contracts written                                                         977               --
                                                                               ------------     ------------
     Net change in unrealized appreciation/depreciation of investments           (8,802,306)           3,675
     Net realized and unrealized gain (loss) on investment securities
       and option contracts                                                      (8,432,655)           4,936
                                                                               ------------     ------------
     Net increase (decrease) in net assets resulting from operations           $ (8,232,189)    $    395,880
                                                                               ============     ============


================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             5

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

================================================================================

                                                                           FOR THE SIX
                                                                           MONTHS ENDED       FOR THE
                                                                             MARCH 31,       YEAR ENDED
                                                                               2008         SEPTEMBER 30,
                                                                            (UNAUDITED)         2007
                                                                           ------------     ------------
OPERATIONS
   Net investment income (loss)                                            $    200,466     $   (109,010)
   Net realized gain on investment securities
     and options contracts                                                      369,651       13,346,721
   Net decrease in unrealized appreciation
     of investment securities                                                (8,802,306)        (655,544)
                                                                           ------------     ------------
     Net increase (decrease) in net assets resulting from operations         (8,232,189)      12,582,167

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.06 and $0.03 per share, respectively)                                 (213,262)         (94,451)
   Distribution from net realized gains on investment transactions
     ($ - and $4.20 per share, respectively)                                         --      (13,257,750)
   Distributions from return of capital
     ($ - and $0.10 per share, respectively)                                         --         (315,711)
                                                                           ------------     ------------
   Net decrease in net assets from distributions                               (213,262)     (13,667,912)
                                                                           ------------     ------------
CAPITAL SHARE TRANSACTIONS
   Increase in net assets resulting from capital share transactions (a)         747,724        7,119,828
                                                                           ------------     ------------
       Total increase (decrease) in net assets                               (7,697,727)       6,034,083

NET ASSETS
   Beginning of period                                                       67,833,702       61,799,619
                                                                           ------------     ------------
   End of period
     (Including undistributed (distributions in excess of) net
     investment income of $(12,769) and $(-) respectively)                 $ 60,135,975     $ 67,833,702
                                                                           ============     ============

(a)   TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                              SIX MONTHS ENDED
                                                               MARCH 31, 2008                      YEAR ENDED
                                                                 (UNAUDITED)                    SEPTEMBER 30, 2007
                                                        -----------------------------     -----------------------------
                                                           SHARES            VALUE           SHARES            VALUE
                                                        ------------     ------------     ------------     ------------
      Shares sold                                            198,135     $  3,356,754          151,934     $  3,206,094
      Shares issued in reinvestment of distributions          11,499          206,521          678,916       13,444,136
                                                        ------------     ------------     ------------     ------------
                                                             209,634        3,563,275          830,850       16,650,230
      Shares redeemed                                       (160,041)      (2,815,551)        (449,272)      (9,530,402)
                                                        ------------     ------------     ------------     ------------
      Net increase                                            49,593     $    747,724          381,578     $  7,119,828
                                                        ============     ============     ============     ============


================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             6

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

================================================================================

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED       FOR THE
                                                                                    MARCH 31,       YEAR ENDED
                                                                                      2008         SEPTEMBER 30,
                                                                                  (UNAUDITED)          2007
                                                                                  ------------     ------------
OPERATIONS
   Net investment income                                                          $    390,944     $    782,184
   Net realized gain on investment securities                                            1,261          153,724
   Net increase (decrease) in unrealized appreciation of investment securities           3,675         (163,064)
                                                                                  ------------     ------------
       Net increase in net assets resulting from operations                            395,880          772,844

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.26 and $0.47 per share, respectively)                                        (461,176)        (836,076)

CAPITAL SHARE TRANSACTIONS
   Decrease in net assets resulting from capital
     share transactions (a)                                                           (928,944)        (163,234)
                                                                                  ------------     ------------
       Total decrease in net assets                                                   (994,240)        (226,466)

NET ASSETS
   Beginning of period                                                              18,000,356       18,226,822
                                                                                  ------------     ------------
   End of period
     (Including undistributed net investment income of
     $1,961 and $72,193, respectively)                                            $ 17,006,116     $ 18,000,356
                                                                                  ============     ============

(a)   TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2008                     YEAR ENDED
                                                                  (UNAUDITED)                  SEPTEMBER 30, 2007
                                                        -----------------------------     -----------------------------
                                                           SHARES            VALUE           SHARES            VALUE
                                                        ------------     ------------     ------------     ------------
      Shares sold                                             40,559     $    397,006          247,236     $  2,424,699
      Shares issued in reinvestment of distributions          45,813          443,043           82,428          803,885
                                                        ------------     ------------     ------------     ------------
                                                              86,372          840,049          329,664        3,228,584
      Shares redeemed                                       (182,088)      (1,768,993)        (345,403)      (3,391,818)
                                                        ------------     ------------     ------------     ------------
      Net decrease                                           (95,716)    $   (928,944)         (15,739)    $   (163,234)
                                                        ============     ============     ============     ============


================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             7

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================

                                            SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2008   ------------------------------------------------------------------
                                               (UNAUDITED)       2007          2006          2005          2004          2003
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    18.78    $    19.13    $    20.77    $    18.90    $    18.13    $    15.67
                                                ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.06         (0.03)         0.12          0.06          0.01            --
   Net gain (loss) on securities
     (both realized and unrealized)                  (2.35)         4.01          1.00          3.03          2.22          3.30
                                                ----------    ----------    ----------    ----------    ----------    ----------
       Total from investment operations              (2.29)         3.98          1.12          3.09          2.23          3.30
                                                ----------    ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.06)        (0.03)        (0.14)        (0.02)           --         (0.01)
   Distribution from net realized gains                 --         (4.20)        (2.62)        (1.20)        (1.46)        (0.83)
   Distribution from return of capital                  --         (0.10)           --            --            --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
       Total distributions                            (.06)        (4.33)        (2.76)        (1.22)        (1.46)        (0.84)
                                                ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $    16.43    $    18.78    $    19.13    $    20.77    $    18.90    $    18.13
                                                ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                       (12.22)%       21.03%         5.40%        16.35%        12.30%        21.10%

RATIONS / SUPPLEMENTAL DATA
   Net asset value, end of period (in 000's)    $   60,136    $   67,834    $   61,800    $   59,664    $   55,901    $   50,148
   Ratio of expenses to average net assets*          1.45%(a)      1.35%         1.39%         1.36%         1.34%         1.34%
   Ratio of net investment income (loss)
      to average net assets                          0.63%(a)     (0.16)%        0.57%         0.27%         0.07%         0.00%

PORTFOLIO TURNOVER                                 127.62%       213.35%       188.52%       143.87%       144.91%       184.10%

* Ratio reflects fees paid through a directed brokerage arrangement. The expense ratios for the years ended September 30, 2005, 2004, and 2003 excluding fees paid through the directed brokerage arrangement were 1.35%, 1.25%, and 1.20% respectively.

(a)   Annualized


================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             8

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================

                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                            MARCH 31, 2008   ------------------------------------------------------------------
                                              (UNAUDITED)       2007          2006          2005          2004          2003
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD           $     9.73    $     9.77    $     9.82    $    10.12    $    10.40    $    10.53
                                               ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                             0.22          0.43          0.39          0.31          0.30          0.37
   Net gain (loss) on securities
     (both realized and unrealized)                  0.01         (0.00)**      (0.02)        (0.20)        (0.03)         0.15
                                               ----------    ----------    ----------    ----------    ----------    ----------
       Total from investment operations              0.23          0.43          0.37          0.11          0.27          0.52
                                               ----------    ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.26)        (0.47)        (0.42)        (0.41)        (0.46)        (0.56)
   Distribution from net realized gains                --            --            --            --         (0.09)        (0.09)
                                               ----------    ----------    ----------    ----------    ----------    ----------
       Total distributions                          (0.26)        (0.47)        (0.42)        (0.41)        (0.55)        (0.65)
                                               ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                 $     9.70    $     9.73    $     9.77    $     9.82    $    10.12    $    10.40
                                               ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                        2.39%         4.48%         3.87%         1.09%         2.64%         5.03%

RATIONS / SUPPLEMENTAL DATA
   Net asset value, end of period (in 000's)   $   17,006    $   18,000    $   18,227    $   19,363    $   20,271    $   20,107
   Ratio of expenses to average net assets*         1.27%(a)      1.31%         1.22%         1.15%         1.03%         1.05%
   Ratio of net investment income to
      average net assets                            4.43%(a)      4.44%         4.00%         3.01%         2.80%         3.47%

PORTFOLIO TURNOVER                                 64.16%       117.52%       120.00%        93.19%        61.99%        69.17%

* Ratio reflects expenses prior to reimbursement from manager. Expense ratio after reimbursement and reduction of fees were 1.16%, 1.20%, 1.04%, 1.04%, 0.95% and 0.95% for the six months ending March 31, 2008 and years ended September 30, 2007, 2006, 2005, 2004 and 2003, respectively.

**    Represents less than $0.01 per share.

(a)   Annualized


================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             9

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)
================================================================================

NOTE 1 - ORGANIZATION

The Elite Growth & Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group of Mutual Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

      The Financial Accounting Standards Board ("FASB") has issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-then-not" of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-then-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. As of March 31, 2008 the Fund has implemented FIN 48 and has determined that there is no impact on its financial statements.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 2.4% and 1.1% of net assets for The Elite Growth & Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts. Interest income and estimated expenses are accrued daily.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.


================================================================================
                                                                              10

THE ELITE GROUP OF MUTUAL FUNDS

MARCH 31, 2008 (UNAUDITED)
================================================================================

G. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

H. Securities Lending - The Funds may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to its  investment  advisor,  sub-advisor  or their  affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit. Loans of portfolio securities must be secured by collateral equal to the market value over the value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines the borrower is entitled to a return of the excess collateral. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. Cash collateral received in connection with securities lending is invested in an Institutional Money Market Trust sponsored by PFPC Trust, the Funds securities lending agent.

For the six months ended March 31, 2008, purchases and sales of securities, other than options and short-term notes were as follows:

                                                 PURCHASES        SALES
                                                ------------   ------------
      The Elite Growth & Income Fund            $ 80,779,573   $ 79,556,335
      The Elite Income Fund                     $ 10,880,734   $ 11,371,654

For The Elite Growth & Income Fund, transactions in covered call options written for the six months ended March 31, 2008, were as follows:

                                                             NUMBER OF
                                                             CONTRACTS*       PREMIUMS
                                                            ------------    ------------
      Options outstanding on September 30, 2007                     2000    $    849,304
      Options written                                              5,110       2,293,978
      Options terminated in closing purchase transactions         (4,940)     (2,204,938)
      Options exercised                                               --              --
      Options expired                                               (200)       (171,463)
                                                            ------------    ------------
      Options outstanding on March 31, 2008                        1,970    $    766,881
                                                            ============    ============

*     Each contract represents 100 shares of common stock

      As of March 31, 2008, portfolio securities valued at $8,832,170 were subject to covered call options written by The Elite Growth & Income Fund.

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice and are not subject to recoupment. For the six months ended March 31, 2008, the advisor reimbursed expenses of The Elite Income Fund in the amount of $9,255.

The Trust paid the Chief Compliance Officer $11,774 for the six months ended March 31, 2008.

Certain Officers of the Trust are Officers of the Investment Manager.


================================================================================

THE ELITE GROUP OF MUTUAL FUNDS

MARCH 31, 2008 (UNAUDITED)
================================================================================

NOTE 5 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods, financial intermediaries and health care goods & services. The Elite Income Fund has investments in excess of 10% in securitized/asset backed bonds, and corporate bonds utilities-electric and U.S. Government/Agencies Notes & Bonds.

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ending March 31, 2008 and the year ended September 30, 2007 were as follows:

                                                                  YEAR ENDED
                                                   SIX MONTHS    SEPTEMBER 30,
                                                 MARCH 31, 2008      2007
                                                  ------------   ------------
The Elite Growth & Income Fund
     Distributions from ordinary income           $    213,262   $  6,328,977
     Distributions from long-term capital gains   $         --   $  7,023,224
     Distributions from return of capital         $         --   $    315,711

The Elite Income Fund
     Distribution from ordinary income            $    461,176   $    836,076
     Distribution from long-term capital gains    $         --   $         --

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

The Elite Growth & Income Fund
     Unrealized appreciation of securities and options           $ 10,083,047
                                                                 ============
The Elite Income Fund
     Undistributed ordinary income                               $     62,662
     Post October loss                                               (130,057)
     Other accumulated losses                                        (430,118)
     Unrealized depreciation of securities                            (68,208)
                                                                 ------------
                                                                 $   (565,721)
                                                                 ============

The Elite Income Fund had a capital loss carry forward of $430,118 as of September 30, 2007, of which $576 expires in 2013 and $331,729 expires in 2014 and $97,813 expires in 2015.

At September 30, 2007 the Elite Income Fund had deferred capital losses occurring subsequent to October 31, 2006 of $130,057. For tax purposes, such losses will be reflected in the year ending September 30, 2008.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS no. 157 applies to fair value measurements already required or permitted by existing standards. SFAS no. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


================================================================================

NOTE 8 - CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site www.elitefunds.com and are also available on the Securities & Exchange Commission web site www.sec.gov.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st. The June and December reports will also be available on the SEC web site (N-Q) www.sec.gov. Our security holdings are available on our web site and updated monthly www.elitefunds.com.


================================================================================
                                                                              13

--------------------------------------------------------------------------------

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were two quarterly Trustee meetings in the first six months of the fiscal year. All the Trustees had 100% attendance. Because Mr. McCormick and Mr.
Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The three independent Trustees each received compensation of $2,000 per meeting or $8,000 for the year assuming no special meetings. No other compensations were paid to any Trustee. The following are the Trustees and Executives of the Funds.

                                                                                                           LENGTH OF TIME
TRUSTEE                   ADDRESS                         AGE          POSITION HELD WITH THE TRUST        SERVED (YEARS)
-------------------------------------------------------------------------------------------------------------------------
Richard S. McCormick      1325 4th Avenue                  61          Chairman, Board of Trustees and           20
                          Suite 1744                                   President
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------

John W. Meisenbach        2100 Washington Bldg.            71          Trustee, Treasurer and Secretary          17
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------

Lee A. Miller             P.O. Box 1882                    77          Trustee                                   12
                          Vashon Island, WA  98070
-------------------------------------------------------------------------------------------------------------------------

John M. Parker            2400 Financial Center Bldg.      61          Trustee                                   20
                          Seattle, WA  98161
-------------------------------------------------------------------------------------------------------------------------

Jack R. Policar           1065 Financial Center Bldg.      61          Trustee                                   20
                          Seattle, WA  98161
-------------------------------------------------------------------------------------------------------------------------

Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

*  Richard S. McCormick     President and Chief Executive Officer of the
                            Investment Manager

*  John W. Meisenbach       Partner in MCM Financial (Insurance)
                            Director of Costco Wholesale and Expeditors
                            International

   Lee A. Miller            Private Investor
                            Vice President of Merrill Lynch & Co. (Retired)

   John M. Parker           President of Kennedy Associates, Inc. (Real
                            Estate Advisor)

   Jack R. Policar          President and Chief Executive of J. R. Policar, Inc.
                            Certified Public Accounting Firm

* TRUSTEES DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

** ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS AVAILABLE IN THE STATEMENT OF ADDITIONAL INFORMATION WHICH IS AVAILABLE UPON REQUEST, OR READY FOR VIEWING ON OUR WEB SITE: WWW.ELITEFUNDS.COM


================================================================================
                                                                              14

--------------------------------------------------------------------------------

                           MUTUAL FUND EXPENSE EXAMPLE
                                   (UNAUDITED)

--------------------------------------------------------------------------------

There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2007 through March 31, 2008).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         The Elite Growth & Income Fund
--------------------------------------------------------------------------------
                       Beginning                            Expenses Paid During
                     Account Value   Ending Account Value        Period*
                       10-01-07             03-31-08        10-01-07 to 03-31-08
--------------------------------------------------------------------------------
     Actual            $1,000.00           $  877.80               $6.81
--------------------------------------------------------------------------------
  Hypothetical         $1,000.00           $1,017.75               $7.31
(5% return before
    expenses)
--------------------------------------------------------------------------------

                             The Elite Income Fund
--------------------------------------------------------------------------------
                       Beginning                            Expenses Paid During
                     Account Value   Ending Account Value        Period*
                       10-01-07             03-31-08        10-01-07 to 03-31-08
--------------------------------------------------------------------------------
     Actual            $1,000.00           $1,023.90               $5.87
--------------------------------------------------------------------------------
  Hypothetical         $1,000.00           $1,019.20               $5.86
(5% return before
    expenses)
--------------------------------------------------------------------------------

Expenses are equal to the Fund's annualized expense ratio of 1.45% for The Growth & Income Fund and 1.16% for The Elite Income Fund, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager and a directed brokerage arrangement which reduce the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.


================================================================================
                                                                              15

--------------------------------------------------------------------------------

                    INVESTMENT ADVISOR AGREEMENT (UNAUDITED)

--------------------------------------------------------------------------------

Compensation of the investment manager, based upon each Fund's daily average net assets, is at the following annual rates:

      o For the Income Fund, 0.70% on the first $250 million, 0.625% on the next $250 million and 0.50% on all above $500 million.
      o For the Growth & Income Fund, 1% on the first $250 million, 0.75% on the next $250 million and 0.50% on all above $500 million.

Unless sooner terminated, the Management Agreement shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose.

The Management Agreement is terminable by a Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the investment manager. The Management Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940 and the rules thereunder.

The Management Agreement provides that the investment manager shall not be liable for any error of judgment or for any loss suffered by the Funds in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Trustees, including a majority of the Independent Trustees, approved the continuation of the Management Agreement at the meeting of the Board of Trustees held December 20, 2006. The Trustees were provided with information to assist them including, a description of services offered to shareholders, Investment Manager's administrative duties, comparative performance and expense data for the Funds, Fund share sales and redemption reports and, financial reports for the Investment Manager. In approving the Management Agreement, the Independent Trustees considered all the information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The principal areas of review by the Independent Trustees were the nature and quality of the services provided by the investment manager and the reasonableness of the fees charged for those services.

The Independent Trustees, considered the scope and quality of professional research services utilized by the Investment manager as well as the managers capabilities regarding product research and other resources focused on providing services for the Funds. The quality of administrative and other services, including the investment manager's role in coordinating the activities of the Funds' as well as the depth of the services provided to shareholders by other service providers, were considered. The Independent Trustees also considered the business reputation of the investment manager and its financial resources.

In reviewing the fees payable under the Management Agreement, the Independent Trustees considered the level of total expenses payable by each Fund, and noted that the level of such expenses is well within industry standards and the Funds' peer groups. The Trustees, including the Independent Trustees, also determined that the advisory fees to be paid to the investment manager pursuant to the Management Agreement are fair and reasonable to each Fund and its shareholders.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the Management Agreement. Rather the Independent Trustees concluded, in light of a weighing and balancing of all factors considered that the Management Agreement was in the best interest of each Fund.


================================================================================

ITEM 2.   CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*           /s/ Richard S. McCormick
                           -----------------------------------------------------
                                    Richard S. McCormick, President

Date          May 13, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Richard S. McCormick
                           -----------------------------------------------------
                                    Richard S. McCormick, President

Date          May 13, 2008
      -----------------------------

By (Signature and Title)*           /s/ John W. Meisenbach
                           -----------------------------------------------------
                                    John W. Meisenbach, Treasurer

Date         May 13, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.